Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2021
Basic and Diluted Net Loss Per Share
Basic and Diluted Net Loss Per Share

17. Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share for the years ended December 31, 2019, 2020 and 2021 have been calculated in accordance with ASC 260 as follows:

	For the years ended
	December 31,
	2019	2020	2021
Net loss per ordinary share - basic:
Numerator (RMB’000):
Net loss attributable to 36Kr Holdings Inc.	(25,911)	(279,342)	(90,609)
Accretion on redeemable non‑controlling interests to redemption value	(1,808)	—	—
Accretion of convertible redeemable preferred shares to redemption value	(449,130)	—	—
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares	(26,787)	—	—
Re-designation of ordinary shares into Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares, and issuance of Series A-1, A-2, B-1, B-2, B-3 convertible redeemable preferred shares	(309,984)	—	—
Re-designation of ordinary shares into Series C-2 convertible redeemable preferred shares	(36,977)	—	—
Net loss/(income) attributable to non-controlling interests	156	(889)	1,038
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic	(850,441)	(280,231)	(89,571)
Denominator:
Weighted average number of ordinary shares outstanding	368,159,249	1,019,316,944	1,025,068,349
Denominator used in computing net loss per share - basic	368,159,249	1,019,316,944	1,025,068,349
Net loss per ordinary share: - basic (RMB)	(2.310)	(0.275)	(0.087)
Net loss per ordinary share – diluted:
Numerator (RMB’000):
Net loss attributable to ordinary shareholders of 36Kr Holdings Inc.- basic	(850,441)	(280,231)	(89,571)
Net loss attributable to ordinary shareholders - diluted	(850,441)	(280,231)	(89,571)
Denominator:
Denominator used in computing net loss per share - basic	368,159,249	1,019,316,944	1,025,068,349
Denominator used in computing net loss per share - diluted	368,159,249	1,019,316,944	1,025,068,349
Net loss per ordinary share - diluted (RMB)	(2.310)	(0.275)	(0.087)

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the year.

For the years ended December 31, 2019, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260 due to the anti-dilutive effect. The effects of all outstanding restricted share units and share options granted have also been excluded from the computation of diluted loss per share for the year ended December 31, 2019 as their effects would be anti-dilutive.

17. Basic and Diluted Net Loss Per Share (Continued)

For the years ended December 31, 2020 and 2021, there is no anti-dilutive effects that should be excluded from the computation of diluted loss per share.

The following ordinary shares equivalents were excluded from the computation to eliminate any antidilutive effect:

	For the years ended
	December 31,
	2019	2020	2021
Preferred Shares	518,830,264	—	—
Share‑based awards	30,484,784	—	—
Total	549,315,048	—	—